Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Interest income
Loans	[1]	$ 10,619	$ 9,271	$ 5,994
Securities	[1]	1,458	1,217	358
Securities purchased under resale agreements and securities borrowed	[1]	336	209	47
Deposits with financial institutions	[1]	743	421	64
Interest income	[1]	13,156	11,118	6,463
Interest expense
Deposits		7,834	5,722	1,573
Subordinated debentures		105	93	45
Other		648	681	501
Interest expenses		8,587	6,496	2,119
Net interest income		4,569	4,622	4,344
Non-interest income
Card revenues		201	195	190
Banking services fees		469	456	437
Credit fees		466	451	401
Mutual funds		532	528	628
Brokerage fees		279	264	298
Investment management and trust		253	242	256
Underwriting and advisory fees		102	136	172
Non-trading foreign exchange		232	228	225
Trading revenues		634	418	609
Net gain on sale of investment securities		44	71	2
Net income from investments in associated corporations		16	49	91
Insurance underwriting income, net of claims		112	114	101
Other fees and commissions		186	206	156
Other		(115)	(354)	139
Total non-interest income		3,411	3,004	3,705
Total revenue		7,980	7,626	8,049
Provision for credit losses		638	529	222
Profit from operating activity		7,342	7,097	7,827
Non-interest expenses
Salaries and employee benefits		2,340	2,187	2,280
Premises and technology		640	636	586
Depreciation and amortization		406	394	375
Communications		94	90	90
Advertising and business development		136	140	109
Professional		175	239	192
Business and capital taxes		161	134	140
Other		512	709	451
Total non-interest expenses		4,464	4,529	4,223
Income before taxes		2,878	2,568	3,604
Income tax expense		1,106	475	864
Net income		1,772	2,093	2,740
Net income attributable to non-controlling interests in subsidiaries		40	38	88
Net income attributable to equity holders of the Bank		1,732	2,055	2,652
Preferred shareholders and other equity instrument holders		101	106	44
Common shareholders		$ 1,631	$ 1,949	$ 2,608
Earnings per common share (in dollars)
Basic	[2]	$ 1.37	$ 1.64	$ 2.15
Diluted	[2]	1.36	1.63	2.14
Dividends paid per common share (in dollars)		$ 1.03	$ 1.03	$ 1

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $12,710 for the quarter ended January 31, 2023 (October

31, 2022 – $
10,703; January 31, 2022 – $6,331).
[2]	Earnings per share calculations are based on full dollar and share amounts.